Leases (Details) - Schedule of Maturity Lease Liabilities - EUR (€)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Maturity Lease Liabilities [Abstract]
2024 (excluding six months ended June 30, 2024)	€ 31,334
2025	33,020
2026	4,000
Total lease payments	68,354
Less: financing cost	(1,953)
Lease liabilities	€ 66,401	€ 56,066